UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21940

EIP Investment Trust
(Exact name of registrant as specified in charter)

c/o Energy Income Partners, LLC

10 Wright Street

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Bruno Dos Santos

c/o Energy Income Partners, LLC

10 Wright Street

Westport, CT 06880
(Name and address of agent for service)

203-349-8232

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024, through April 30, 2025

 Item 1. Reports to Stockholders.

EIP Growth & Income Fund
Investor Class | EIPFX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the  EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2024 to April 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$84	1.65%*
*	Annualized
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$75,577,378
Number of Holdings	94
Portfolio Turnover	21%
Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Holdings	(%)
Energy Transfer, LP	7.7%
First American Treasury Obligations Fund - Class Z	7.0%
MPLX, LP	4.9%
Enterprise Products Partners, LP	4.6%
ONEOK, Inc.	3.6%
National Fuel Gas Co.	3.0%
Imperial Oil Ltd.	2.4%
Exxon Mobil Corp.	2.3%
Clearway Energy, Inc. - Class A	2.2%
Sunoco, LP	2.2%

Security Type	(%)
Common Stocks	66.2%
Master Limited Partnerships	25.1%
Money Market Funds	7.0%
Other Assets in Excess of Liabilities	1.7%
Total Return Swaps	0.0%**
Industry Breakdown (%)
*	Percentages are stated as a percent of net assets.
**	Represents less than 0.05% of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.eipfunds.com/products/mutual-funds/.
EIP Growth & Income Fund	PAGE 1	TSR-SAR-268529104

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-766-8694, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIP Growth & Income Fund	PAGE 2	TSR-SAR-268529104

EIP Growth & Income Fund
Class I | EIPIX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the  EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2024 to April 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$64	1.25%*
*	Annualized
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$75,577,378
Number of Holdings	94
Portfolio Turnover	21%
Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)*

Top Holdings	(%)
Energy Transfer, LP	7.7%
First American Treasury Obligations Fund - Class Z	7.0%
MPLX, LP	4.9%
Enterprise Products Partners, LP	4.6%
ONEOK, Inc.	3.6%
National Fuel Gas Co.	3.0%
Imperial Oil Ltd.	2.4%
Exxon Mobil Corp.	2.3%
Clearway Energy, Inc. - Class A	2.2%
Sunoco, LP	2.2%

Security Type	(%)
Common Stocks	66.2%
Master Limited Partnerships	25.1%
Money Market Funds	7.0%
Other Assets in Excess of Liabilities	1.7%
Total Return Swaps	0.0%**
Industry Breakdown (%)
*	Percentages are stated as a percent of net assets.
**	Represents less than 0.05% of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.eipfunds.com/products/mutual-funds/.
EIP Growth & Income Fund	PAGE 1	TSR-SAR-268529203

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-844-766-8694, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
EIP Growth & Income Fund	PAGE 2	TSR-SAR-268529203

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EIP GROWTH AND INCOME FUND
Semi-Annual Financial Statements and Other Information
April 30, 2025

EIP Growth and Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.2%
Canada - 9.5%
Energy - 6.3%
Imperial Oil Ltd.	27,410	$1,848,873
Keyera Corp.	40,330	1,251,792
Suncor Energy, Inc.	19,220	678,820
TC Energy Corp.	20,426	1,029,675
		4,809,160
Independent Power and Renewable Electricity Producers - 0.2%
Northland Power, Inc.	9,130	124,042
Utilities - 3.0%
AltaGas, Ltd.	7,101	210,156
Atco Ltd./Canada - Class I	28,470	1,070,361
Canadian Utilities Ltd. - Class A	2,000	55,984
Emera, Inc.	730	32,857
Fortis, Inc./Canada	9,070	449,158
Hydro One Ltd.(a)	11,130	428,214
		2,246,730
Total Canada		7,179,932
Denmark - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted A/S - ADR(b)	4,975	66,068
France - 2.1%
Energy - 2.1%
TotalEnergies SE - ADR	27,540	1,565,649
Italy - 0.2%
Utilities - 0.2%
Enel SpA - ADR	21,884	189,734
Spain - 0.0%(c)
Independent Power and Renewable Electricity Producers - 0.0%(c)
EDP Renovaveis SA	346	3,236
United Kingdom - 2.3%
Energy - 2.0%
BP PLC - ADR	2,730	74,966
Shell PLC - ADR	21,940	1,414,691
		1,489,657
Energy Equipment & Services - 0.3%
TechnipFMC PLC	7,780	219,162
Total United Kingdom		1,708,819
United States - 52.0%(d)
Construction & Engineering - 2.7%
Fluor Corp.(b)	22,160	773,162
Quanta Services, Inc.	4,310	1,261,494
		2,034,656

	Shares	Value
Energy - 13.6%
Cheniere Energy, Inc.	4,150	$959,106
Core Natural Resources, Inc.	4,000	288,840
DT Midstream, Inc.	9,700	942,840
Enbridge, Inc.	12,179	568,638
EQT Corp.	10,490	518,626
Exxon Mobil Corp.	16,700	1,764,021
Gulfport Energy Corp.(b)	1,200	207,000
Kinder Morgan, Inc.	38,540	1,013,602
ONEOK, Inc.	32,745	2,690,329
Targa Resources Corp.	6,150	1,051,035
The Williams Companies, Inc.	4,609	269,949
		10,273,986
Energy Equipment & Services - 3.1%
Archrock, Inc.	16,470	387,539
Cactus, Inc. - Class A	3,710	140,757
Generac Holdings, Inc.(b)	5,720	654,254
Halliburton Co.	16,550	328,021
Helmerich & Payne, Inc.	4,610	87,083
NOV, Inc.	10,580	122,834
Schlumberger NV	18,640	619,780
		2,340,268
Independent Power and Renewable Electricity Producers - 3.7%
Clearway Energy, Inc. - Class A	61,520	1,682,572
The AES Corp.	6,270	62,700
Vistra Corp.	8,230	1,066,855
		2,812,127
Professional Services - 0.2%
Amentum Holdings, Inc.(b)	1,270	27,712
Jacobs Solutions, Inc.	1,270	157,226
		184,938
Utilities - 28.7%
ALLETE, Inc.	3,000	196,470
Alliant Energy Corp.	16,690	1,018,758
Ameren Corp.	5,810	576,584
American Electric Power Co., Inc.	11,519	1,247,968
American Water Works Co., Inc.	90	13,231
Atmos Energy Corp.	6,160	989,481
CenterPoint Energy, Inc.	24,180	937,700
Chesapeake Utilities Corp.	3,170	417,394
CMS Energy Corp.	5,956	438,659
Constellation Energy Corp.	2,070	462,521
Dominion Energy, Inc.	16,960	922,285
DTE Energy Co.	6,584	902,008
Duke Energy Corp.	3,520	429,510
Entergy Corp.	10,940	909,880
Essential Utilities, Inc.	12,800	526,464
Evergy, Inc.	14,930	1,031,663
IDACORP, Inc.	6,640	784,118
National Fuel Gas Co.	29,520	2,266,546
New Jersey Resources Corp.	6,250	305,875

See accompanying Notes to Financial Statements.

1

EIP Growth and Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
NextEra Energy, Inc.	5,200	$347,776
ONE Gas, Inc.	10,525	826,318
PG&E Corp.	19,000	313,880
PPL Corp.	30,940	1,129,310
Public Service Enterprise Group, Inc.	6,800	543,524
Sempra Energy	4,120	305,992
The Southern Co.	13,850	1,272,676
UGI Corp.	24,600	806,634
WEC Energy Group, Inc.	8,000	876,160
Xcel Energy, Inc.	12,664	895,345
		21,694,730
Total United States		39,340,705
TOTAL COMMON STOCKS (Cost $41,375,638)		50,054,143
	Units
MASTER LIMITED PARTNERSHIPS - 25.1%
United States - 25.1%(d)
Chemicals - 1.0%
Westlake Chemical Partners, LP	32,311	755,755
Energy - 23.8%
Cheniere Energy Partners, LP	12,465	732,693
Energy Transfer, LP	353,770	5,851,356
Enterprise Products Partners, LP	116,924	3,496,027
Hess Midstream, LP - Class A(e)	16,880	627,430
MPLX, LP	72,590	3,697,009
Plains GP Holdings, LP(e)	68,590	1,278,517
Sunoco, LP	28,320	1,646,808
TXO Partners, LP	39,080	648,728
		17,978,568
Energy Equipment & Services - 0.3%
USA Compression Partners, LP	9,040	220,576
Total United States		18,954,899
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $13,460,938)		18,954,899

	Shares	Value
SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds - 7.0%
First American Treasury Obligations Fund - Class Z, 4.20%(f)	5,270,404	$5,270,404
TOTAL SHORT-TERM INVESTMENTS (Cost $5,270,404)		5,270,404
TOTAL INVESTMENTS - 98.3% (Cost $60,106,980)		$74,279,446
Other Assets in Excess of Liabilities - 1.7%		1,297,932
TOTAL NET ASSETS - 100.0%		$75,577,378

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societ per Azioni
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2025, the value of these securities total $428,214 or 0.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(e)	This Security has elected to be treated as a corporation for U.S. Federal income tax purposes.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
See accompanying Notes to Financial Statements.

2

EIP Growth and Income Fund
Schedule of Total Return Swap Contracts
as of April 30, 2025 (Unaudited)
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.
The amount of $1,280,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at April 30, 2025:

Reference Entity	Counterparty	Long/ Short	Maturity Date	Notional Amount(1)	Value/Unrealized Appreciation (Depreciation)(2)
American Water Works Co., Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	$36,720	$(42)
Atmos Energy Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	418,804	10,840
Cheniere Energy, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	102,128	1,666
Clearway Energy, Inc. - Class A	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	203,821	1,166
DT Midstream, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	397,613	5,937
Enterprise Products Partners, LP	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	2,276,139	(41,017)
IDACORP, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	109,949	(1,528)
Kinder Morgan, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	70,772	(1,774)
New Jersey Resources Corp.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	73,597	154
Sempra Energy	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	500,669	27,867
The Williams Companies, Inc.	BNP Paribas Prime Brokerage, Inc.	Long	06/17/2025	141,081	(212)
					$3,057

(1)	The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2)	Amounts include $31,398 of net dividends and financing costs.
See accompanying Notes to Financial Statements.

3

EIP Growth and Income Fund
Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

ASSETS:
Investments, at value (cost $60,106,980)	$74,279,446
Restricted cash for swaps	1,280,000
Appreciation on swaps (premium paid $0)	47,630
Receivables:
Dividends	129,616
Interest	17,408
Prepaid expenses	52,218
Total assets	75,806,318
LIABILITIES:
Depreciation on swaps (premium paid $0)	44,573
Payables:
Fund shares purchased	2,028
Investment advisory fees (Note 3)	30,305
Professional fees	93,665
Accounting and administration fees (Note 3)	24,219
Trustees fees and related expenses (Note 3)	6,313
Printing expense	6,769
Custodian fees	3,546
Distribution (12b-1) and service fees (Note 3)	5,633
Other accrued expenses	11,889
Total liabilities	228,940
NET ASSETS	75,577,378
Net Assets Consist of:
Par value ($0.01 per share)	42,332
Paid-in capital	55,900,675
Total Distributable earnings	19,634,371
Total Net Assets	75,577,378
Class I
Shares outstanding (unlimited number of shares authorized)	4,141,199
Net Assets	73,941,063
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$17.85
Investor Class
Shares outstanding (unlimited number of shares authorized)	91,952
Net Assets	1,636,315
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$17.80

See accompanying Notes to Financial Statements.

4

EIP Growth and Income Fund
Statement of Operations
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$897,483
Less: foreign taxes withheld	(35,354)
Interest	79,465
Total investment income	941,594
EXPENSES:
Investment advisory fees (Note 3)	388,396
Accounting and administration fees (Note 3)	71,029
Professional fees	67,226
Trustees fees and related expenses (Note 3)	39,639
Transfer agent fees (Note 3)	26,569
Insurance expense	24,435
Federal and state registration fees	22,352
Compliance fees	17,738
Custodian fees	10,619
Printing expenses	5,516
Distribution (12b-1) and service fees (Note 3)	3,341
Miscellaneous expenses	1,085
Total expenses	677,945
Expense reimbursement by Advisor (Note 3)	(189,110)
Net expenses	488,835
NET INVESTMENT INCOME/(LOSS)	452,759
NET REALIZED AND UNREALIZED GAIN/(LOSS)
NET REALIZED GAIN/(LOSS) ON:
Investments	6,913,244
Swaps	174,850
Foreign currency transactions	(790)
Net realized gain/(loss)	7,087,304
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
Investments	(3,695,685)
Swaps	(4,909)
Net change in unrealized appreciation/(depreciation)	(3,700,594)
NET REALIZED AND UNREALIZED GAIN/(LOSS)	3,386,710
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$3,839,469

See accompanying Notes to Financial Statements.

5

EIP Growth and Income Fund
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$452,759	$1,080,126
Net realized gain/(loss) on investments, swaps, and foreign currency transactions	7,087,304	7,763,966
Net change in unrealized appreciation/(depreciation) on investments, swaps and foreign currency translations	(3,700,594)	12,711,631
Net increase/(decrease) in net assets from operations	3,839,469	21,555,723
Distributions to shareholders from*:
Investment Operations - Class I	(4,736,823)	(3,145,092)
Return of Capital - Class I	—	—
Investment Operations - Investor Class	(99,845)	(56,993)
Return of Capital - Investor Class	—	—
Total distributions	(4,836,668)	(3,202,085)
Capital share transactions
Class I
Proceeds from sales of Fund shares	1,915,263	6,161,019
Proceeds from reinvestment of distributions	4,649,009	3,075,518
Cost of Fund shares redeemed	(5,548,787)	(37,628,768)
Net increase/(decrease) in net assets from capital share transactions	1,015,485	(28,392,231)
Investor Class
Proceeds from sales of Fund shares	53,355	56,619
Proceeds from reinvestment of distributions	99,637	56,729
Cost of Fund shares redeemed	(96,266)	(889,737)
Net increase/(decrease) in net assets from capital share transactions	56,726	(776,389)
Total increase/(decrease) in net assets	75,012	(10,814,982)
NET ASSETS:
Beginning of year	75,502,366	86,317,348
End of Six Months	$75,577,378	$75,502,366
Changes in shares outstanding
Class I
Shares sold	105,336	375,394
Shares issued to holders in reinvestments of dividends	267,030	190,065
Shares redeemed	(304,257)	(2,285,168)
Net increase/(decrease)	68,109	(1,719,709)
Investor Class
Shares sold	2,877	3,471
Shares issued to holders in reinvestments of dividends	5,745	3,538
Shares redeemed	(5,331)	(58,349)
Net increase/(decrease)	3,291	(51,340)

*	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See accompanying Notes to Financial Statements.

6

EIP Growth and Income Fund
Statement of Cash Flows
For the Six Months Ended April 30, 2025 (Unaudited)

Cash Provided by (Used in) Operating Activites
Net increase in net assets from operations	$3,839,469
Adjustments to reconcile net increase in net assets resulting from operations:
Purchases of investment securities	(15,425,394)
Sales of investment securities	24,791,181
Sales of short-term investments, net	(4,091,870)
Net realized gain on investments	(6,913,734)
Net change in unrealized appreciation/depreciation on investments, swaps and foreign currency translations	3,700,594
Return of capital distributions received from investments in master limited partnerships	691,410
(Increase) decrease in assets:
Receivables:
Dividends and interest receivable	50,604
Prepaid expenses	(17,913)
Increase (decrease) in liabilities:
Payables:
Distribution (12b-1) and service fees payable	(2,651)
Trustee fees and related expenses payable	(361)
Accounting and administration fees	220
Custodian fees payable	1,145
Printing expense payable	2,171
Investment advisory fee payable	(13,449)
Other accrued expenses	(2,787)
Professional fees payable	(4,511)
Net cash provided by operating activities	6,604,122
Cash Flows Provided by (Used in) Financing Activities
Proceeds from shares sold	2,036,618
Payment on shares redeemed	(8,232,721)
Cash distributions paid to Shareholders	(88,021)
Net cash used in financing activities	(6,284,124)
Net decrease in cash, restricted cash, and foreign currency	$320,000
Cash, restricted cash, and foreign currency*
Beginning Balance	960,000
Ending Balance	$1,280,000
Supplemental information
Non-cash financing activities-distributions reinvested	$4,748,646

*	Includes cash of $0 and $0 and restricted cash for swaps of $1,280,000 and $960,000 as of April 30, 2025 and October 31, 2024, respectively.
See accompanying Notes to Financial Statements.

7

EIP Growth and Income Fund
Financial Highlights
Class I
The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$18.14	$14.55	$17.50	$16.03	$12.34	$15.21
Income from investment operations:
Net investment income (loss)(1)	0.11	0.21	0.22	0.14	0.06	0.03
Net realized and unrealized gain (loss) on investments	0.76	4.01	0.21	2.26	4.18	(2.36)
Total from investment operations	0.87	4.22	0.43	2.40	4.24	(2.33)
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.55)	(0.53)	(0.93)	(0.55)	—
Return of capital	—	—	(0.04)	—	—	(0.54)
Net realized gain	(0.86)	(0.08)	(2.81)	—	—	—
Total from distributions	(1.16)	(0.63)	(3.38)	(0.93)	(0.55)	(0.54)
Net increase (decrease) in net asset value	(0.29)	3.59	(2.95)	1.47	3.69	(2.87)
Net asset value, end of period/year	$17.85	$18.14	$14.55	$17.50	$16.03	$12.34
Total return	5.00%(2)	29.58%	2.48%	15.40%	34.88%	(15.24)%
Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$73,941	$73,899	$84,286	$122,031	$159,475	$123,743
Ratios of expenses to average net assets:(4)(5)
Before expense reimbursement	1.74%(3)	1.72%	1.56%	1.47%	1.55%	1.87%
After expense reimbursement	1.25%(3)	1.25%	1.25%	1.25%	1.37%	1.72%
Ratios of net investment income (loss) to average net assets
Before fees waived and expenses reimbursed	0.69%(3)	0.85%	1.12%	0.60%	0.21%	0.10%
After fees waived and expenses reimbursed	1.17%(3)	1.32%	1.43%	0.82%	0.39%	0.25%
Portfolio turnover rate excluding securities sold short transactions	21%(2)	40%	32%	112%	80%	82%
Portfolio turnover rate including securities sold short transactions	N/A	N/A	N/A	N/A	94%	94%
Portfolio turnover is calculated for the Fund as a whole.
(1)Per share investment loss has been calculated using the average shares method.
(2)Not Annualized
(3)Annualized
(4)Before expense reimbursement excluding interest expense.	1.74%	1.72%	1.56%	1.47%	1.43%	1.40%
(5)After expense reimbursement excluding interest expense.	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%

See accompanying Notes to Financial Statements.

8

EIP Growth and Income Fund
Financial Highlights
Investor Class
The financial highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects financial results for a share outstanding throughout each period. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period/year	$18.09	$14.51	$17.46	$16.00	$12.32	$15.19
Income from investment operations:
Net investment income (loss)(1)	0.07	0.15	0.15	0.06	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	0.76	3.99	0.21	2.27	4.17	(2.34)
Total from investment operations	0.83	4.14	0.36	2.33	4.18	(2.38)
Distributions paid to shareholders from:
Net investment income	(0.26)	(0.49)	(0.31)	(0.87)	(0.50)	—
Return of capital	—	—	(0.02)	—	—	(0.49)
Net realized gain	(0.86)	(0.07)	(2.98)	—	—	—
Total from distributions	(1.12)	(0.56)	(3.31)	(0.87)	(0.50)	(0.49)
Net increase (decrease) in net asset value	(0.29)	3.58	(2.95)	1.46	3.68	(2.87)
Net asset value, end of period/year	$17.80	$18.09	$14.51	$17.46	$16.00	$12.32
Total return	4.80%(2)	29.07%	2.06%	14.97%	34.36%	(15.57)%
Ratios/Supplemental Data:
Net assets, end of period/year (in 000’s)	$1,636	$1,603	$2,031	$3,653	$894	$427
Ratios of expenses to average net assets:(4)(5)
Before expense reimbursement	2.14%(3)	2.12%	1.96%	1.98%	1.91%	2.36%
After expense reimbursement	1.65%(3)	1.65%	1.65%	1.65%	1.73%	2.19%
Ratios of net investment income (loss) to average net assets
Before fees waived and expenses reimbursed	0.29%(3)	0.47%	0.70%	0.04%	(0.15)%	(0.47)%
After fees waived and expenses reimbursed	0.78%(3)	0.94%	1.01%	0.37%	0.03%	(0.30)%
Portfolio turnover rate excluding securities sold short transactions	21%(2)	40%	32%	112%	80%	82%
Portfolio turnover rate including securities sold short transactions	N/A	N/A	N/A	N/A	94%	94%
Portfolio turnover is calculated for the Fund as a whole.
(1)Per share investment loss has been calculated using the average shares method.
(2)Not Annualized
(3)Annualized
(4)Before expense reimbursement excluding interest expense.	2.14%	2.12%	1.96%	1.98%	1.83%	1.82%
(5)After expense reimbursement excluding interest expense.	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%

See accompanying Notes to Financial Statements.

9

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)
1. ORGANIZATION
EIP Growth and Income Fund (the “Fund”) is a diversified series of EIP Investment Trust (the “Trust”), a Delaware statutory trust. The Fund is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 22, 2006. Energy Income Partners, LLC (the “Manager” or “Adviser”) serves as the Fund’s investment adviser. On October 14, 2016, Fund shares were registered under the Securities Act of 1933, as amended. The Fund offers two classes of shares: Class I and Investor Class.
The Fund’s primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund pursues its investment objective by investing in a portfolio primarily of equity securities of issuers in the Energy Industry. The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources, including renewable energy and other enterprises that drive the majority of the earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities, such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.
Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

10

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.
Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.
Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets and liabilities
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)
The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of April 30, 2025, is as follows:

	Total Value at 04/30/2025	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS
United States Common Stock	$ 39,340,705	$ 39,340,705	$—	$ —
Master Limited Partnerships	18,954,899	18,954,899	—	—
Canadian Common Stock	7,179,932	7,179,932	—	—
British Common Stock	1,708,819	1,708,819	—	—
French Common Stock	1,565,649	1,565,649	—	—
Italian Common Stock	189,734	189,734	—	—
Danish Common Stock	66,068	66,068	—	—
Spanish Common Stock	3,236	3,236	—	—
Short Term Investments	5,270,404	5,270,404	—	—
Other Financial Instruments*
Equity Contracts - Swaps	47,630	—	47,630	—
Total	$ 74,327,076	$ 74,279,446	$47,630	$—
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(44,573)	—	(44,573)	—
Total	$(44,573)	$—	$ (44,573)	$—

*
Other Financial Instruments, such as swaps, are not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation). Total Return Swaps can be located in the Schedule of Total Return Swaps.

For further information regarding security characteristics, see the Schedule of Investments.

11

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
The Fund did not have any transfers in or out of Level 3 during the six months ended April 30, 2025. Transfers in and out of levels are recognized at market value at the end of the period.
At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.
Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The Board designated the Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund. The Manager is responsible for periodically assessing and managing any material risks associated with any fair value determinations. The Manager appointed the Chief Accounting Officer and Chief Compliance Officer of the Manager to be primarily responsible for the oversight of the fair valuation procedures for the Fund.
MLP Common Units: Master Limited Partnership (“MLP”) common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and may have no ability to annually elect directors. MLPs generally distribute all available net cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of an MLP.
Restricted Cash: Restricted cash includes amounts required to be segregated with the Fund’s custodian or counterparties as collateral for the Fund’s derivatives sold as shown on the Schedule of Investments. Segregated cash collateral is recorded at its carrying amount which represents fair value.
Disclosures about Derivative Instruments and Hedging Activities: The following is a table summarizing the fair value of derivatives held at April 30. 2025, by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity Contracts - Swaps	Appreciation on swaps	$47,630	Depreciation on swaps	$44,573
Total		$47,630		$44,573

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2025:

Derivatives not accounted for as hedging instruments	Location of Gain/(Loss) on Derivatives Recognized in Income
Type of Derivative Risk	Net Realized Gain/(Loss) on Swaps	Net Change in Unrealized Appreciation/Depreciation on Swaps
Equity Contracts - Swaps	$174,850	$(4,909)
Total	$174,850	$(4,909)

12

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions that apply in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain payables and/or receivables with collateral held and/or posted to create one single payment. The provisions of the ISDA Master Agreement typically permit a single net payment by the non-defaulting party in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives, such as securities sold short, or by agreement between the Fund and the counterparty in the case of OTC derivatives. For the Fund, its OTC swap counterparty required an initial collateral balance equaling 20% of the initial notional value of the swaps for the six months ended April 30, 2025. Additional collateral requirements are calculated by netting the mark to market amount for each transaction and comparing that amount to the value of any collateral currently pledged by the Fund to the counterparty (and vice versa). In the case of exchange traded and centrally cleared derivatives, for which the broker or clearing house establishes minimum margin requirements, brokers can ask for margining in excess of the minimum established by the relevant clearing house in certain circumstances. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as Restricted Cash. The cash collateral is held at the Fund’s custodian pursuant to a tri-party agreement. In the case of OTC derivatives, generally the amount of collateral due from or to a party has to exceed a minimum threshold before a transfer is made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 6 “Counterparty Risk”. The Fund’s ISDA Master Agreement provides for the bilateral right of counterparties to terminate derivative contracts prior to maturity due to certain defined Events of Default (including but not limited to failure to pay or deliver or breach of agreement) or defined Termination Events (including but not limited to illegality, tax events or credit events), which could cause the Fund to accelerate payment of any net liability owed to the counterparty.
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities:
The following table, as of April 30, 2025, discloses both gross information and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, and instruments and transactions that are subject to a master netting agreement or an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities:
Assets

	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amounts(1)
Description			Non-Cash Collateral Received	Cash Collateral Received
Total Return Equity Swaps
BNP Paribas	$ 47,630	$(44,573)	$ —	$ —	$ 3,057
	$ 47,630	$(44,573)	$ —	$ —	$ 3,057

13

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Liabilities

	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amounts(2)
Description			Non-Cash Collateral Pledged	Cash Collateral Pledged
Total Return Equity Swaps
BNP Paribas	$ 44,573	$(44,573)	$ —	$ —	$ —
	$ 44,573	$(44,573)	$ —	$ —	$ —

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
(1)	Net amount represents the net amount receivable from the counterparty in the event of a default.
(2)	Net amount represents the net amount payable to the counterparty in the event of a default.
Foreign Currency Translations: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.
Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain (loss) on investments shown on the Statement of Operations.
Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net change in unrealized appreciation/(depreciation) on foreign currency translations shown on the Statement of Operations.
Swap Agreements: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its net asset value. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation

14

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse. Gain or loss is recognized when the equity swap position is sold or when the contract resets.
The Fund’s maximum equity price risk to meet its future payments under long swap agreements outstanding as of April 30, 2025, is equal to the total notional amount as shown on the Schedule of Investments. The Fund’s maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the six months ended April 30, 2025, the average volume of long Total Return Equity Swaps was $4,467,256 based on the monthly notional amount. For the six months ended April 30, 2025, the Fund did not transact in short Total Return Equity Swaps. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening of the transaction or latest contract reset date.
Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. The Fund may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the Fund's securities. For MLP securities, distributions received are recorded as a return of capital. For all other securities, distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income and expense is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.
Dividends and Distributions: The Fund intends to distribute all or substantially all of its investment company taxable income quarterly (computed without regard to the deduction for dividends paid), if any, and net capital gain annually, if any. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.
The tax character of distributions paid during the twelve months ended October 31, 2024, was as follows:

Ordinary Income	$2,458,949
Short-Term Capital Gains	$347,305
Long-Term Capital Gains	$395,831
Return of Capital	$—

The tax character of distributions paid during the twelve months ended October 31, 2023, was as follows:

Ordinary Income	$3,404,790
Short-Term Capital Gains	$15,790,344
Long-Term Capital Gains	$2,425,212
Return of Capital	$266,862

The Fund has a tax year end of October 31. As of October 31, 2024, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income	$—
Accumulated Capital and Other Gain (Loss)	$3,550,691

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

15

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
Permanent book and tax accounting differences relating to the tax year ended October 31, 2024, have been reclassified to reflect a decrease in distributable earnings and an increase in paid in capital of $1,010,125. These differences are primarily due to passive loss limitations, pass through taxable income from investments, redemptions utilized as distributions and swap character reclasses. Net assets were not affected by this reclassification.
Capital Loss Carryforward: As of October 31, 2024, there were no capital losses available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code of 1986, as amended (the “Code”). During the tax year ended October 31, 2024, the Fund did not realize capital losses that will be carried forward indefinitely.
Federal Income Tax: The Fund intends to continue to qualify each year for taxation as a regulated investment company eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.
As of April 30, 2025, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

	Investments	Swaps	Total Portfolio
Tax Cost	$60,611,147	$ —	$60,611,147
Gross unrealized appreciation	15,595,598	47,630	15,643,228
Gross unrealized depreciation	(1,927,299)	(44,573)	(1,971,872)
Net unrealized appreciation/depreciation	$13,668,299	$3,057	$13,671,356

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.
As of April 30, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.
The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Connecticut. However, the Fund is not aware of any tax positions for which it is reasonably possible the total amounts of unrecognized tax benefits will change materially.
Expenses: The Fund will pay all of its own expenses incurred in its operations. Expenses are recorded on an accrual basis.
3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund’s investment manager with responsibility for the management of the Fund’s investment portfolio, subject to the supervision of the Board. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.
The Fund and the Manager continued the Expense Limitation Agreement through February 28, 2026. Under the Expense Limitation Agreement, the Manager has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.
Any waiver or reimbursement by the Manager is subject to repayment by the Fund to the extent actual fees and expenses for a fiscal period are less the Fund’s expense limitation cap at the time of the waiver, provided, however that the Manager shall only be entitled to recoup such amounts for a period of 36 months after the date in which the fee or

16

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
expense was waived or reimbursed and that the Fund is able to make the repayment without exceeding the 1.25% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.
Fees waived and expenses reimbursed subject to potential recovery are as follows:

Year of Expiration	Amount
2025	$313,113
2026	$350,572
2027	$388,942
2028	$124,885

U.S. Bank N.A. serves as custodian for the Fund and had custody of all securities and cash of the Fund and attended to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provided certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.
Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class. The plan provides that the Fund will pay the Distributor or the Adviser at an annual rate of 0.25% of the average daily net assets of Investor Class shares. No distribution fees are paid by Class I shares. These fees may be used to compensate any person for services or expenses incurred that are primarily intended to result in the sale of the Investor Class shares. These fees may also be used to compensate selling firms for providing personal and account maintenance services to shareholders of Investor Class shares. The Fund did not pay any commissions or other compensation, other than 12b-1 fees, to financial intermediaries or distributors during the Fund’s most recent six months ended April 30, 2025.
In addition, pursuant to an Administrative Service Plan adopted by the Fund, the Adviser is authorized to engage various financial intermediaries to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Administrative Shareholder Plan shall not exceed 0.15% of the average daily net assets of the Investor Class shares. No service fees are paid by Class I shares.
The Fund pays each member of the Board of Trustees who is not an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) an annual retainer fee of $40,000 which includes compensation for all regular quarterly board meetings and regular committee meetings.
4. PURCHASES AND SALES
The aggregate amounts of purchases and sales of the Fund’s investment securities, other than short-term securities for the six months ended April 30, 2025, were as follows:

	Purchases	Sales
Other Investment Securities	$15,423,763	$24,788,592

5. SHARES OF BENEFICIAL INTEREST
The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers two classes of shares.

17

EIP GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2025 (Unaudited)(Continued)
6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS
The Fund’s investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.
The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.
The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the Statement of Assets and Liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the Statement of Assets and Liabilities date, credit risk is limited to amounts recorded in the Statement of Assets and Liabilities.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.
Counterparty Risk
Some of the markets in which the Fund effects its transactions are OTC markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
Other Risks
Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments.
For example, the conflicts between Russian and Ukraine and conflicts in the Middle East could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities could have a significant impact on certain Fund investments as well as Fund performance.
7. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment.

18

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)
FUND PORTFOLIO HOLDINGS
The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Prior to its use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q. The Fund’s Form N-PORT and N-Q filings are available on the SEC’s website at www.sec.gov.
PROXY VOTING
The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8232 or (ii) on the SEC’s website at www.sec.gov. The Fund’s proxy voting record is available without charge on the Fund’s website at www.eipfunds.com or by calling 1-844-766-8694, or in the Fund’s most recently filed N-PX available on the SEC’s web site.
STATEMENT REGARDING THE TRUST’S LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Consistent with Rule 22e-4 promulgated under the 1940 Act, the Fund has adopted and implement a written liquidity risk management program (the “Program”). The Program seeks to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interest in the Fund. The Board has appointed the Adviser to administer the Program. The Adviser uses certain market and liquidity classification data provided by a third party in fulfilling its responsibilities as the Program administrator.

19

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
TRUSTEES AND OFFICERS OF THE TRUST
Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age, and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee
INDEPENDENT TRUSTEES
Salvatore Faia DOB: December 1962 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee	Since December 2005	President and Chief Executive Officer, Vigilant Compliance, LLC (mutual fund and investment adviser compliance company) (since August 2004).	One	None
Michael W. Bradley DOB: January 1966 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee	Since August 2022
Founding member and Partner – Energy Market Strategy, Veriten (Energy-Focused Media Platform) (since January 2022); Managing Director Institutional Sales & Capital Markets, Tudor Pickering & Holt/Perella Weinberg Partners (Energy Investment and Merchant Banking) (2005 – 2021).
			One	None
INTERESTED TRUSTEES
James J. Murchie(2) DOB: November 1957 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Trustee and President	Since July 2006	Principal, President and Chief Executive Officer, Energy Income Partners, LLC (since 2006).	One	None
OFFICERS WHO ARE NOT TRUSTEES
Bruno Dos Santos DOB: January 1980 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Treasurer and Chief Financial and Accounting Officer	Since January 2019	Treasurer, Chief Financial & Accounting Officer, (since 2019), Energy Income Partners, LLC.	N/A	N/A
Nandita Hogan DOB: December 1971 c/o EIP Investment Trust 10 Wright Street Westport, CT 06880 Chief Compliance Officer, Chief Legal Officer and Anti-Money Laundering Compliance Officer Secretary	Since December 2015	Chief Compliance Officer, Chief Legal Officer and Anti-Money Laundering Compliance Officer (since 2015), Energy Income Partners, LLC.	N/A	N/A

20

EIP GROWTH AND INCOME FUND
ADDITIONAL INFORMATION (Unaudited)(Continued)
(1)
Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Except as otherwise pro- vided by law, the Trust’s Declaration of Trust or Bylaws, the President and the Treasurer hold office until his or her resignation has been accepted by the Trustees or until his or her respective successor has been duly elected and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. All other officers hold office at the pleasure of the Trustees.

(2)	Mr. Murchie is deemed an “interested person” of the Fund due to his positions of Principal of the Manager and President of the Fund and due to his beneficial ownership of interests in the Manager.
The Fund’s Statement of Additional Information includes additional information about the Fund’s trustees and is available, without charge, upon request and on the SEC’s website (http://www.sec.gov).

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EIP Investment Trust

By (Signature and Title)	/s/ James Murchie
James Murchie, Principal Executive Officer/President

Date	6/18/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Murchie
James Murchie, Principal Executive Officer/President

Date	6/18/25

By (Signature and Title)*	/s/ Bruno Dos Santos
Bruno Dos Santos, Principal Financial Officer/Treasurer

Date	6/18/25

* Print the name and title of each signing officer under his or her signature.